RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS - ROU ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Jan. 01, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 77,958	$ 92,447
Additions	18,502	11,688
Business dispositions		(8,426)
Write-downs, impairments, and accelerated depreciation	(1,657)	(2,974)
Depreciation, right-of-use assets	(13,356)	(14,777)
Ending balance	$ 81,447	$ 77,958